INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2020
INVENTORIES
Schedule of Inventory, Current

	December 31,
	2020	2019
Components, spare parts	6,050	4,959
Work-in-progress	226	584
Finished goods – own manufactured products	1,283	1,737
Finished goods – distribution products	1,994	1,981
Total gross inventories	9,552	9,262
Less: allowance for slow-moving inventory and net realizable value	(1,563)	(1,085)
Total	7,989	8,178